Financial Instruments - Company's Financial Instruments Used to Hedge Its Exposure to Foreign Exchange Rates, Interest Rates and Commodity Risks (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024 MXN ($) $ / T $ / lb	Dec. 31, 2023 MXN ($) $ / T $ / lb	Dec. 31, 2023 USD ($) $ / T $ / lb
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 4,702,000,000	$ 96,000,000
1-6 months | Average exchange rate MXN/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	18.79	18.42
Asset	$ 1,451,000,000	$ 3,045,000,000
1-6 months | Average exchange rate MXN/USD | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	0	0
Asset	$ 0	$ 0
1-6 months | Average exchange rate MXN/USD | Foreign exchange currency option contracts
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	19.55
Asset	$ 568,000,000
1-6 months | Average exchange rate BRL/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	5.50	5.10
Asset	$ 951,000,000	$ 2,486,000,000
1-6 months | Average exchange rate BRL/USD | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	0	0
Asset	$ 0	$ 0
1-6 months | Average exchange rate BRL/USD | Foreign exchange currency option contracts
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	5.77
Asset	$ 472,000,000
1-6 months | Average exchange rate COP/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	4,133.57	4,435.64
Asset	$ 275,000,000	$ 757,000,000
1-6 months | Average exchange rate COP/USD | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	0	0
Asset	$ 0	$ 0
1-6 months | Average exchange rate COP/USD | Foreign exchange currency option contracts
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	4,313
Asset	$ 307,000,000
1-6 months | Average exchange rate ARS/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	1,197.76	668.06
Asset	$ 517,000,000	$ 150,000,000
1-6 months | Average exchange rate UYU/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	41.59	40.18
Asset	$ 169,000,000	$ 344,000,000
1-6 months | Average exchange rate CRC/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	531.13	558.89
Asset	$ 240,000,000	$ 154,000,000
1-6 months | Interest rate swaps | Interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	0	0
Asset	$ 0		$ 0
1-6 months | Aluminum price contracts | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 440,000,000	$ 298,000,000
1-6 months | Average price (USD/Ton) 1 | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound)	2,480.15	2,304.43	2,304.43
1-6 months | Diesel price contracts | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 11,000,000
1-6 months | Average Price USD, Per Gallon | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound) | $ / T	2.14
1-6 months | PX+MEG price contracts | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 72,000,000
1-6 months | Average price (USD/Ton) 2 | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound) | $ / T	950.00
1-6 months | Sugar price contracts | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 3,476,000,000	$ 1,703,000,000
1-6 months | Average price (USD cent/Lb) | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound)	19.38	22.43	22.43
6-12 months | Average exchange rate MXN/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	20.71	18.40
Asset	$ 126,000,000	$ 1,781,000,000
6-12 months | Average exchange rate MXN/USD | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	0	0
Asset	$ 0	$ 0
6-12 months | Average exchange rate MXN/USD | Foreign exchange currency option contracts
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	20.61
Asset	$ 1,127,000,000
6-12 months | Average exchange rate BRL/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	6.07	5.07
Asset	$ 45,000,000	$ 1,370,000,000
6-12 months | Average exchange rate BRL/USD | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	0	0
Asset	$ 0	$ 0
6-12 months | Average exchange rate BRL/USD | Foreign exchange currency option contracts
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	6.04
Asset	$ 928,000,000
6-12 months | Average exchange rate COP/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	4,163.63	4,316.13
Asset	$ 22,000,000	$ 334,000,000
6-12 months | Average exchange rate COP/USD | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	0	0
Asset	$ 0	$ 0
6-12 months | Average exchange rate COP/USD | Foreign exchange currency option contracts
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	4,361.66
Asset	$ 299,000,000
6-12 months | Average exchange rate ARS/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	1,286	0
Asset	$ 60,000,000	$ 0
6-12 months | Average exchange rate UYU/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	44.13	40.66
Asset	$ 113,000,000	$ 163,000,000
6-12 months | Average exchange rate CRC/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	540.05	556.00
Asset	$ 152,000,000	$ 117,000,000
6-12 months | Interest rate swaps | Interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	0	0
Asset	$ 0		$ 0
6-12 months | Aluminum price contracts | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 389,000,000	$ 349,000,000
6-12 months | Average price (USD/Ton) 1 | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound)	2,542.39	2,363.73	2,363.73
6-12 months | Diesel price contracts | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 11,000,000
6-12 months | Average Price USD, Per Gallon | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound) | $ / T	2.14
6-12 months | PX+MEG price contracts | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 0
6-12 months | Average price (USD/Ton) 2 | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound) | $ / T	0
6-12 months | Sugar price contracts | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 1,500,000,000	$ 890,000,000
6-12 months | Average price (USD cent/Lb) | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound)	19.14	22.18	22.18
More than 12 | Average exchange rate MXN/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	0	0
Asset	$ 0	$ 0
More than 12 | Average exchange rate MXN/USD | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	19.37	19.37
Asset	$ 14,330,000,000	$ 11,944,000,000
More than 12 | Average exchange rate MXN/USD | Foreign exchange currency option contracts
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	0
Asset	$ 0
More than 12 | Average exchange rate BRL/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	0	0
Asset	$ 0	$ 0
More than 12 | Average exchange rate BRL/USD | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	5.05	5.05
Asset	$ 16,823,000,000	$ 14,022,000,000
More than 12 | Average exchange rate BRL/USD | Foreign exchange currency option contracts
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	0
Asset	$ 0
More than 12 | Average exchange rate COP/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	0	0
Asset	$ 0	$ 0
More than 12 | Average exchange rate COP/USD | Cross currency swaps and interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	3,550	3,550
Asset	$ 1,184,000,000	$ 987,000,000
More than 12 | Average exchange rate COP/USD | Foreign exchange currency option contracts
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	0
Asset	$ 0
More than 12 | Average exchange rate ARS/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	0	0
Asset	$ 0	$ 0
More than 12 | Average exchange rate UYU/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	0	0
Asset	$ 0	$ 0
More than 12 | Average exchange rate CRC/USD | Forward agreements to purchase foreign currency
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	0	0
Asset	$ 0	$ 0
More than 12 | Interest rate swaps | Interest rate swaps
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average exchange rate	0.0016	0.0016
Asset	$ 10,134,000,000		$ 8,447
More than 12 | Aluminum price contracts | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 0	$ 0
More than 12 | Average price (USD/Ton) 1 | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound)	0	0	0
More than 12 | Diesel price contracts | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 0
More than 12 | Average Price USD, Per Gallon | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound) | $ / T	0
More than 12 | PX+MEG price contracts | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 0
More than 12 | Average price (USD/Ton) 2 | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound) | $ / T	0
More than 12 | Sugar price contracts | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Asset	$ 787,000,000	$ 745,000,000
More than 12 | Average price (USD cent/Lb) | Notional amount (in millions of pesos)
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Commodity risk, average price (in US dollars per ton or pound)	17.94	22.62	22.62